Share-based payments - Reconciliation of Outstanding Share Based Payments - Model inputs (Details) - $ / shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
76
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)			$ 1.03
Share price at acceptance date (in AUD per share)			$ 0.99
Expected share price volatility			65.37%
Life			6 years 3 months 18 days
Dividend yield			0.00%
Risk-free interest rate			3.38%
77
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)			$ 1.01
Share price at acceptance date (in AUD per share)			$ 0.99
Expected share price volatility			65.37%
Life			5 years 10 months 24 days
Dividend yield			0.00%
Risk-free interest rate			3.38%
78
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)			$ 0.85
Share price at acceptance date (in AUD per share)			$ 0.99
Expected share price volatility			65.37%
Life			6 years 1 month 6 days
Dividend yield			0.00%
Risk-free interest rate			3.38%
79
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)			$ 1.13
Share price at acceptance date (in AUD per share)			$ 1.04
Expected share price volatility			65.43%
Life			6 years 2 months 12 days
Dividend yield			0.00%
Risk-free interest rate			3.11%
79a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)			$ 1.03
Share price at acceptance date (in AUD per share)			$ 1.18
Expected share price volatility			65.04%
Life			5 years 9 months 18 days
Dividend yield			0.00%
Risk-free interest rate			3.88%
79b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)			$ 1.13
Share price at acceptance date (in AUD per share)			$ 0.97
Expected share price volatility			65.29%
Life			6 years
Dividend yield			0.00%
Risk-free interest rate			2.99%
79c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)			$ 1.03
Share price at acceptance date (in AUD per share)			$ 0.99
Expected share price volatility			65.37%
Life			6 years 3 months 18 days
Dividend yield			0.00%
Risk-free interest rate			3.38%
79d
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)			$ 1.01
Share price at acceptance date (in AUD per share)			$ 1.15
Expected share price volatility			64.98%
Life			5 years 8 months 12 days
Dividend yield			0.00%
Risk-free interest rate			4.19%
80
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)			$ 0.93
Share price at acceptance date (in AUD per share)			$ 0.95
Expected share price volatility			65.35%
Life			6 years 1 month 6 days
Dividend yield			0.00%
Risk-free interest rate			3.35%
81
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)			$ 4.60
Share price at acceptance date (in AUD per share)			$ 0.95
Expected share price volatility			65.35%
Life			4 years 7 months 6 days
Dividend yield			0.00%
Risk-free interest rate			3.35%
82
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)			$ 1.12
Share price at acceptance date (in AUD per share)			$ 0.89
Expected share price volatility			65.31%
Life			6 years 3 months 18 days
Dividend yield			0.00%
Risk-free interest rate			3.70%
83
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)			$ 1.03
Share price at acceptance date (in AUD per share)			$ 0.97
Expected share price volatility			65.17%
Life			6 years 4 months 24 days
Dividend yield			0.00%
Risk-free interest rate			2.90%
84
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)		$ 0.92
Share price at acceptance date (in AUD per share)		$ 1.18
Expected share price volatility		64.95%
Life		6 years 1 month 6 days
Dividend yield		0.00%
Risk-free interest rate		3.84%
85
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)		$ 0.36
Share price at acceptance date (in AUD per share)		$ 0.39
Expected share price volatility		69.82%
Life		6 years 3 months 18 days
Dividend yield		0.00%
Risk-free interest rate		4.21%
86
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)		$ 0.36
Share price at acceptance date (in AUD per share)		$ 0.39
Expected share price volatility		69.82%
Life		6 years 3 months 18 days
Dividend yield		0.00%
Risk-free interest rate		4.21%
87
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)		$ 0.39
Share price at acceptance date (in AUD per share)		$ 0.29
Expected share price volatility		70.10%
Life		6 years 2 months 12 days
Dividend yield		0.00%
Risk-free interest rate		3.79%
87a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)		$ 0.35
Share price at acceptance date (in AUD per share)		$ 1.17
Expected share price volatility		72.84%
Life		5 years 9 months 18 days
Dividend yield		0.00%
Risk-free interest rate		4.07%
87b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)		$ 0.35
Share price at acceptance date (in AUD per share)		$ 0.29
Expected share price volatility		70.07%
Life		6 years 1 month 6 days
Dividend yield		0.00%
Risk-free interest rate		3.74%
87c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)		$ 0.35
Share price at acceptance date (in AUD per share)		$ 1.07
Expected share price volatility		72.76%
Life		5 years 7 months 6 days
Dividend yield		0.00%
Risk-free interest rate		3.99%
88
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)		$ 0.35
Share price at acceptance date (in AUD per share)		$ 0.37
Expected share price volatility		69.82%
Life		6 years 3 months 18 days
Dividend yield		0.00%
Risk-free interest rate		4.23%
89
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)		$ 0.37
Share price at acceptance date (in AUD per share)		$ 0.39
Expected share price volatility		69.82%
Life		6 years 3 months 18 days
Dividend yield		0.00%
Risk-free interest rate		4.21%
90
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)		$ 0.01
Share price at acceptance date (in AUD per share)		$ 0.30
Expected share price volatility		69.97%
Life		2 months 12 days
Dividend yield		0.00%
Risk-free interest rate		3.80%
91
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)	$ 0.32
Share price at acceptance date (in AUD per share)	$ 1.57
Expected share price volatility	72.64%
Life	5 years 3 months 18 days
Dividend yield	0.00%
Risk-free interest rate	4.26%
92
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)		$ 0.35
Share price at acceptance date (in AUD per share)		$ 0.89
Expected share price volatility		72.66%
Life		5 years 10 months 24 days
Dividend yield		0.00%
Risk-free interest rate		3.90%
93
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)		$ 1.23
Share price at acceptance date (in AUD per share)		$ 1.17
Expected share price volatility		72.84%
Life		6 years 4 months 24 days
Dividend yield		0.00%
Risk-free interest rate		4.07%
94
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)		$ 1.23
Share price at acceptance date (in AUD per share)		$ 1.44
Expected share price volatility		72.56%
Life		5 years 7 months 6 days
Dividend yield		0.00%
Risk-free interest rate		3.89%
95
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)	$ 1.35
Share price at acceptance date (in AUD per share)	$ 1.11
Expected share price volatility	72.68%
Life	5 years 9 months 18 days
Dividend yield	0.00%
Risk-free interest rate	3.99%
96
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)	$ 0.01
Share price at acceptance date (in AUD per share)	$ 1.06
Expected share price volatility	72.55%
Life	2 years 7 months 6 days
Dividend yield	0.00%
Risk-free interest rate	3.51%
96a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)	$ 0.01
Share price at acceptance date (in AUD per share)	$ 1.06
Expected share price volatility	72.55%
Life	10 months 24 days
Dividend yield	0.00%
Risk-free interest rate	3.51%
96b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)	$ 0.01
Share price at acceptance date (in AUD per share)	$ 1.06
Expected share price volatility	72.55%
Life	2 years 7 months 6 days
Dividend yield	0.00%
Risk-free interest rate	3.51%
96c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)	$ 0.01
Share price at acceptance date (in AUD per share)	$ 1.57
Expected share price volatility	72.64%
Life	2 years 7 months 6 days
Dividend yield	0.00%
Risk-free interest rate	4.26%
96d
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)	$ 0.01
Share price at acceptance date (in AUD per share)	$ 1.57
Expected share price volatility	72.64%
Life	9 months 18 days
Dividend yield	0.00%
Risk-free interest rate	4.26%
97
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)	$ 1.07
Share price at acceptance date (in AUD per share)	$ 1.35
Expected share price volatility	72.55%
Life	5 years 9 months 18 days
Dividend yield	0.00%
Risk-free interest rate	3.63%
97a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)	$ 0.97
Share price at acceptance date (in AUD per share)	$ 1.83
Expected share price volatility	72.65%
Life	5 years 8 months 12 days
Dividend yield	0.00%
Risk-free interest rate	3.95%
97b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)	$ 0.97
Share price at acceptance date (in AUD per share)	$ 1.94
Expected share price volatility	72.65%
Life	5 years 8 months 12 days
Dividend yield	0.00%
Risk-free interest rate	3.93%
97c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)	$ 1.07
Share price at acceptance date (in AUD per share)	$ 2.42
Expected share price volatility	73.89%
Life	5 years 7 months 6 days
Dividend yield	0.00%
Risk-free interest rate	4.08%
97d
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)	$ 1.07
Share price at acceptance date (in AUD per share)	$ 1.61
Expected share price volatility	73.60%
Life	5 years 2 months 12 days
Dividend yield	0.00%
Risk-free interest rate	3.43%
98
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)	$ 1.44
Share price at acceptance date (in AUD per share)	$ 1.65
Expected share price volatility	73.83%
Life	5 years 6 months
Dividend yield	0.00%
Risk-free interest rate	3.58%
99
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)	$ 0.97
Share price at acceptance date (in AUD per share)	$ 1.57
Expected share price volatility	72.64%
Life	5 years 8 months 12 days
Dividend yield	0.00%
Risk-free interest rate	4.26%
100
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)	$ 2.01
Share price at acceptance date (in AUD per share)	$ 2.42
Expected share price volatility	73.89%
Life	5 years 10 months 24 days
Dividend yield	0.00%
Risk-free interest rate	4.08%
101
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)	$ 1.83
Share price at acceptance date (in AUD per share)	$ 1.79
Expected share price volatility	73.83%
Life	5 years 7 months 6 days
Dividend yield	0.00%
Risk-free interest rate	3.56%
102
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)	$ 1.83
Share price at acceptance date (in AUD per share)	$ 1.72
Expected share price volatility	73.77%
Life	5 years 7 months 6 days
Dividend yield	0.00%
Risk-free interest rate	3.59%
103
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)	$ 1.89
Share price at acceptance date (in AUD per share)	$ 1.61
Expected share price volatility	73.60%
Life	5 years 9 months 18 days
Dividend yield	0.00%
Risk-free interest rate	3.43%
104
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)	$ 1.72
Share price at acceptance date (in AUD per share)	$ 1.66
Expected share price volatility	73.57%
Life	5 years 9 months 18 days
Dividend yield	0.00%
Risk-free interest rate	3.47%
105
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)	$ 1.72
Share price at acceptance date (in AUD per share)	$ 1.76
Expected share price volatility	73.64%
Life	5 years 10 months 24 days
Dividend yield	0.00%
Risk-free interest rate	3.57%
106
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share)	$ 1.72
Share price at acceptance date (in AUD per share)	$ 1.77
Expected share price volatility	73.65%
Life	5 years 10 months 24 days
Dividend yield	0.00%
Risk-free interest rate	3.54%